MANAGEMENT OF FINANCIAL RISK - INTEREST RATE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
FAIR VALUE	$ (127,707)
Increase 1%	68,901
Decrease 1%	(7,568)
Market risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
FAIR VALUE	127,700	$ 39,900
Interest rate swaps | Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
FAIR VALUE	(127,707)
Increase 1%	(16,624)
Decrease 1%	$ 9,756